Impairments (Tables)	6 Months Ended
Jun. 30, 2021
Impairments
Schedule of impairments

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2021	2021	2020	2021	2020	2020
Expected credit losses, stage 1	31	5	-110	36	-127	-98
Expected credit losses, stage 2	8	10	-39	18	-46	-48
Expected credit losses, stage 3	-30	-27	-2	-57	-2	-7
Established losses	-3	—	-20	-3	-20	-20
Reserves applied to cover established credit losses	3	—	20	3	20	20
Recovered credit losses	4	—	—	4	—	—
Net credit losses	13	-12	-151	1	-175	-153

Schedule of balances and reconciliation of changes in loss allowances by stages

	June 30, 2021				December 31, 2020
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Loans, before expected credit losses	184,075	36,057	1,852	221,984	231,927
Off balance sheet exposures, before expected credit losses	34,259	31,184	—	65,443	62,504
Total, before expected credit losses	218,334	67,241	1,852	287,427	294,431
Loss allowance, loans	-107	-38	-97	-242	-240
Loss allowance, off balance sheet exposures[1]	-5	0	—	-5	-9
Total loss allowance	-112	-38	-97	-247	-249
Provision ratio (in percent)	0.05	0.06	5.24	0.09	0.08
1	Recognized under provision in Consolidated Statement of Financial Position. Off balance sheet exposures consist of guarantee commitments, committed undisbursed loans and binding offers, see Note 8.

Loss Allowance

	June 30, 2021				December 31, 2020
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Opening balance January 1	-147	-56	-46	-249	-128
Increases due to origination and acquisition	-26	-2	-23	-51	-84
Net remeasurement of loss allowance	42	8	0	50	-69
Transfer to stage 1	-2	3	—	1	—
Transfer to stage 2	0	-9	—	-9	—
Transfer to stage 3	0	3	-41	-38	-9
Decreases due to derecognition	21	17	7	45	8
Decrease in allowance account due to write-offs	—	—	7	7	20
Exchange-rate differences[1]	0	-2	-1	-3	13
Closing balance	-112	-38	-97	-247	-249
1	Recognized under net results of financial transactions in Statement of Comprehensive Income.